Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Schedule of Investments

June 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 54.3%
United States - 54.3%
U.S. Treasury Notes
1.375%, 8/31/20-10/31/20	U.S.$	22,051	$21,915,292
1.375%, 1/31/21 (a)		11,911	11,829,112
1.50%, 8/15/20		4,672	4,650,100
1.625%, 6/30/21-8/15/22		5,251	5,236,657
1.75%, 10/31/20		10,904	10,885,259
2.00%, 1/15/21		8,142	8,163,627
2.25%, 3/31/21-4/30/21		12,363	12,461,209
2.375%, 4/15/21		14,135	14,278,559
2.50%, 12/31/20-2/28/21		32,627	32,969,461
2.625%, 12/31/23		215	222,888
2.875%, 11/15/21		6,699	6,874,438
3.50%, 5/15/20		5,717	5,789,356
3.625%, 2/15/21		4,607	4,739,451

Total Governments - Treasuries (cost $138,537,353)			140,015,409

CORPORATES - INVESTMENT GRADE - 13.7%
Financial Institutions - 7.6%
Banking - 6.8%
Banco Santander SA
3.50%, 4/11/22		200	205,184
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (b)		235	236,156
BNP Paribas SA
2.375%, 5/21/20		925	924,981
Capital One NA
1.85%, 9/13/19		1,000	998,510
Citigroup, Inc.
3.142%, 1/24/23		650	660,510
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		250	249,818
Danske Bank A/S
1.65%, 9/06/19 (b)		1,000	998,160
Goldman Sachs Group, Inc. (The)
3.752% (LIBOR 3 Month + 1.16%), 4/23/20 (c)		730	734,519
Huntington National Bank (The)
2.375%, 3/10/20		650	649,682
ING Bank NV
2.50%, 10/01/19 (b)		1,000	1,000,180
5.80%, 9/25/23 (b)		475	524,818
JPMorgan Chase & Co.
2.295%, 8/15/21		474	473,289
Lloyds Banking Group PLC
4.05%, 8/16/23		350	365,082
4.45%, 5/08/25		300	319,092
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/07/22		1,000	1,021,060
Morgan Stanley
5.625%, 9/23/19		740	745,091
NatWest Markets PLC
3.625%, 9/29/22 (b)		825	842,176

	Principal Amount (000)		U.S. $ Value
PNC Bank NA
2.842% (LIBOR 3 Month + 0.25%), 1/22/21 (c)	U.S.$	875	$875,254
Santander UK Group Holdings PLC
3.571%, 1/10/23		1,297	1,319,840
Svenska Handelsbanken AB
1.50%, 9/06/19		995	993,100
US Bank NA/Cincinnati/OH
2.65%, 5/23/22		650	658,664
3.062% (LIBOR 3 Month + 0.48%), 10/28/19 (c)		714	714,793
Wells Fargo & Co.
3.069%, 1/24/23		554	562,881
Westpac Banking Corp.
1.60%, 8/19/19		292	291,693
2.65%, 1/25/21		1,002	1,008,072

			17,372,605

Insurance - 0.6%
Metropolitan Life Global Funding I
2.40%, 6/17/22 (b)		650	652,320
Pricoa Global Funding I
1.45%, 9/13/19 (b)		834	832,307

			1,484,627

REITS - 0.2%
WP Carey, Inc.
4.60%, 4/01/24		550	583,314

			19,440,546

Industrial - 5.7%
Capital Goods - 0.5%
Caterpillar Financial Services Corp.
1.931%, 10/01/21		272	269,908
2.10%, 1/10/20		729	728,089
John Deere Capital Corp.
3.20%, 1/10/22		236	241,695

			1,239,692

Communications - Media - 0.4%
NBCUniversal Media LLC
5.15%, 4/30/20		1,059	1,083,114

Communications - Telecommunications - 0.2%
AT&T, Inc.
4.45%, 4/01/24		600	646,278

Consumer Cyclical - Automotive - 1.4%
American Honda Finance Corp.
1.20%, 7/12/19		988	987,674
Daimler Finance North America LLC
1.50%, 7/05/19 (b)		1,125	1,124,876
General Motors Financial Co., Inc.
3.15%, 1/15/20		667	668,301

	Principal Amount (000)		U.S. $ Value
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (b)	U.S.$	830	$828,726

			3,609,577

Consumer Non-Cyclical - 1.5%
Biogen, Inc.
4.05%, 9/15/25		600	643,428
CVS Health Corp.
3.35%, 3/09/21		669	678,333
GlaxoSmithKline Capital PLC
2.875%, 6/01/22		875	890,426
Kroger Co. (The)
6.15%, 1/15/20		609	620,772
Merck & Co., Inc.
2.90%, 3/07/24		700	723,499
Molson Coors Brewing Co.
2.25%, 3/15/20		267	266,324

			3,822,782

Energy - 0.6%
Enterprise Products Operating LLC
2.80%, 2/15/21		400	402,328
TransCanada PipeLines Ltd.
9.875%, 1/01/21		290	320,708
Williams Cos., Inc. (The)
4.125%, 11/15/20		742	755,030

			1,478,066

Services - 0.4%
Visa, Inc.
2.20%, 12/14/20		984	985,781

Technology - 0.7%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (b)		438	437,369
International Business Machines Corp.
2.85%, 5/13/22		675	686,637
Microsoft Corp.
1.10%, 8/08/19		700	699,125

			1,823,131

			14,688,421

Utility - 0.4%
Electric - 0.4%
Dominion Energy, Inc.
Series B
1.60%, 8/15/19		704	703,056
Exelon Generation Co. LLC
2.95%, 1/15/20		354	354,478

			1,057,534

Total Corporates - Investment Grade (cost $34,890,590)			35,186,501

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 9.2%
United States - 9.2%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/22 (TIPS)	U.S.$	16,282	$16,179,492
0.625%, 7/15/21 (TIPS)		2,624	2,640,369
1.25%, 7/15/20 (TIPS)		4,962	4,992,609

Total Inflation-Linked Securities (cost $23,709,411)			23,812,470

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%
Non-Agency Fixed Rate CMBS - 4.6%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class AS
3.683%, 9/10/45 (b)		600	619,321
Series 2013-GC11, Class B
3.732%, 4/10/46 (d)		350	359,011
Series 2013-GC11, Class XA
1.539%, 4/10/46 (e)		8,986	395,516
Series 2015-GC29, Class A2
2.674%, 4/10/48		787	787,831
Commercial Mortgage Trust
Series 2013-LC6, Class XA
1.494%, 1/10/46 (e)		3,297	130,336
Series 2014-CR19, Class A2
2.965%, 8/10/47		611	610,502
Series 2014-UBS4, Class A5
3.694%, 8/10/47		750	793,176
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.657%, 2/10/46 (e)		8,445	386,273
GS Mortgage Securities Trust
Series 2012-GC6, Class B
5.84%, 1/10/45 (b)(d)		450	480,800
Series 2012-GCJ7, Class AS
4.085%, 5/10/45		500	520,955
Series 2015-GC28, Class A5
3.396%, 2/10/48		500	523,344
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class D
5.786%, 11/15/43 (b)(d)		546	553,817
Series 2012-C8, Class C
4.601%, 10/15/45 (b)(d)		355	367,417
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
1.01%, 9/15/47 (e)		10,952	391,104
Series 2015-C28, Class A2
2.773%, 10/15/48		874	874,035
Series 2015-C29, Class A2
2.921%, 5/15/48		371	372,158
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		587	586,972
Morgan Stanley Bank of America Merrill Lynch Trust

	Principal Amount (000)		U.S. $ Value
Series 2014-C17, Class A2
3.119%, 8/15/47	U.S.$	40	$40,386
Series 2015-C23, Class A2
2.982%, 7/15/50		775	776,146
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (d)(f)		335	313,433
Series 2011-C3, Class C
5.282%, 7/15/49 (b)(d)		250	260,184
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48		464	463,409
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (b)(d)		516	531,547
Series 2011-C3, Class C
5.335%, 3/15/44 (b)(d)		250	258,863
Series 2012-C10, Class XA
1.703%, 12/15/45 (b)(e)		1,137	50,860
Series 2014-C24, Class A2
2.863%, 11/15/47		274	274,003

			11,721,399

Non-Agency Floating Rate CMBS - 1.0%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.394% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(c)		475	475,301
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.42% (LIBOR 1 Month + 1.03%), 11/19/35 (b)(c)		297	297,495
Great Wolf Trust
Series 2017-WOLF, Class A
3.244% (LIBOR 1 Month + 0.85%), 9/15/34 (b)(c)		459	459,005
GS Mortgage Securities Corp Trust
Series 2019-BOCA, Class A
3.65% (LIBOR 1 Month + 1.20%), 6/15/38 (b)(c)		503	502,833
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.614% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(c)		867	864,103

			2,598,737

Agency CMBS - 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		1,083	1,099,215

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2006-51, Class IO
0.939%, 8/16/46 (e)	U.S.$	413	$1,208

			1,100,423

Total Commercial Mortgage-Backed Securities (cost $15,505,986)			15,420,559

ASSET-BACKED SECURITIES - 5.1%
Autos - Fixed Rate - 2.3%
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		2	1,972
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (b)		14	13,964
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		22	22,407
Exeter Automobile Receivables Trust
Series 2019-2A, Class A
2.93%, 7/15/22 (b)		562	563,576
Flagship Credit Auto Trust
Series 2017-3, Class A
1.88%, 10/15/21 (b)		90	90,306
Series 2017-4, Class A
2.07%, 4/15/22 (b)		108	107,403
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)		1,062	1,061,231
Series 2016-1, Class A
2.31%, 8/15/27 (b)		607	608,880
Ford Credit Floorplan Master Owner Trust
Series 2017-1, Class A1
2.07%, 5/15/22		660	659,054
Series 2017-2, Class A1
2.16%, 9/15/22		558	557,311
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (b)		546	546,593
Series 2017-1A, Class A
2.96%, 10/25/21 (b)		550	552,775
Series 2019-2A, Class A
3.42%, 5/25/25 (b)		500	510,951
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (b)		549	548,272

			5,844,695

Other ABS - Fixed Rate - 1.3%
Marlette Funding Trust
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(d)		16	15,733

	Principal Amount (000)		U.S. $ Value
Series 2017-3A, Class B
3.01%, 12/15/24 (b)(d)	U.S.$	166	$166,147
Series 2018-3A, Class A
3.20%, 9/15/28 (b)(d)		259	259,998
Series 2019-1A, Class A
3.44%, 4/16/29 (b)(d)		541	545,333
Series 2019-3A, Class A
2.69%, 9/17/29 (b)(d)		520	519,958
Prosper Marketplace Issuance Trust
Series 2019-3A, Class A
3.44%, 7/15/25 (b)(d)		370	371,368
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)(d)		64	64,599
Series 2016-3, Class A
3.05%, 12/26/25 (b)(d)		106	106,456
Series 2017-2, Class A
3.28%, 2/25/26 (b)(d)		143	144,334
Series 2017-5, Class A2
2.78%, 9/25/26 (b)(d)		430	430,994
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (b)(d)		203	206,008
Series 2019-3, Class A
2.90%, 5/25/28 (b)(d)		500	502,589

			3,333,517

Credit Cards - Fixed Rate - 1.2%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,050	1,049,834
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		470	469,636
Series 2017-C, Class A
2.31%, 8/15/24		935	936,166
Series 2018-A, Class A
3.07%, 12/16/24		590	596,323

			3,051,959

Autos - Floating Rate - 0.3%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.964% (LIBOR 1 Month + 0.57%), 1/15/22 (c)		836	836,480

Total Asset-Backed Securities (cost $13,025,529)			13,066,651

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
Agency Floating Rate - 1.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
2.894% (LIBOR 1 Month + 0.50%), 6/15/39 (c)		616	617,217

	Principal Amount (000)		U.S. $ Value
Series 4286, Class VF
2.844% (LIBOR 1 Month + 0.45%), 12/15/43 (c)	U.S.$	603	$602,927
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
2.754% (LIBOR 1 Month + 0.35%), 6/25/43 (c)		506	503,514
Series 2014-49, Class AF
2.806% (LIBOR 1 Month + 0.32%), 8/25/44 (c)		721	718,834
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
2.979% (LIBOR 1 Month + 0.56%), 12/08/20 (c)		1,541	1,544,826

			3,987,318

Risk Share Floating Rate - 1.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3
6.554% (LIBOR 1 Month + 4.15%), 1/25/25 (c)		325	341,062
Series 2015-DNA3, Class M2
5.254% (LIBOR 1 Month + 2.85%), 4/25/28 (c)		414	421,816
Series 2015-HQ2, Class M2
4.354% (LIBOR 1 Month + 1.95%), 5/25/25 (c)		469	473,792
Series 2015-HQA1, Class M2
5.054% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		218	219,502
Series 2016-HQA2, Class M2
4.654% (LIBOR 1 Month + 2.25%), 11/25/28 (c)		294	298,261
Series 2017-DNA1, Class M1
3.604% (LIBOR 1 Month + 1.20%), 7/25/29 (c)		187	187,820
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.654% (LIBOR 1 Month + 5.25%), 10/25/23 (c)		247	274,790
Series 2014-C01, Class M1
4.004% (LIBOR 1 Month + 1.60%), 1/25/24 (c)		48	48,176
Series 2014-C04, Class 1M2
7.304% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		424	467,440
Series 2016-C03, Class 1M1
4.404% (LIBOR 1 Month + 2.00%), 10/25/28 (c)		246	247,840
Series 2016-C04, Class 1M1
3.854% (LIBOR 1 Month + 1.45%), 1/25/29 (c)		61	60,892

	Principal Amount (000)		U.S. $ Value
Series 2016-C06, Class 1M1
3.704% (LIBOR 1 Month + 1.30%), 4/25/29 (c)	U.S.$	336	$336,843
Series 2017-C01, Class 1M1
3.704% (LIBOR 1 Month + 1.30%), 7/25/29 (c)		135	135,215
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (c)(g)		238	238,520
Radnor RE Ltd.
Series 2019-2, Class M1B
4.187% (LIBOR 1 Month + 1.75%), 6/25/29 (b)(c)		222	221,598

			3,973,567

Agency Fixed Rate - 0.9%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24		150	149,918
Series 4029, Class NE
2.50%, 3/15/41		1,110	1,128,914
Federal National Mortgage Association REMICs
Series 2014-54, Class LA
3.00%, 2/25/44		359	367,330
Series 2015-72, Class PC
3.00%, 10/25/43		614	617,035

			2,263,197

Total Collateralized Mortgage Obligations (cost $10,228,023)			10,224,082

AGENCIES - 3.8%
Agency Debentures - 3.8%
Federal Home Loan Bank
2.625%, 5/28/20		3,650	3,669,368
3.00%, 10/12/21		1,450	1,488,622
2.50%, 2/13/24		445	458,709
Federal National Mortgage Association
2.75%, 6/22/21		2,217	2,257,033
2.875%, 10/30/20		1,042	1,055,230
2.50%, 2/05/24		810	834,340

Total Agencies (cost $9,609,558)			9,763,302

MORTGAGE PASS-THROUGHS - 0.9%
Agency Fixed Rate 30-Year - 0.8%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		1,231	1,357,996
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		58	67,062
Series 2009
5.00%, 10/15/39		468	514,442

			1,939,500

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15-Year - 0.1%
Federal Home Loan Mortgage Corp. Gold
Series 2011
5.00%, 7/01/25	U.S.$	150	$156,021
6.50%, 3/01/26		214	225,632
Federal National Mortgage Association
Series 2006
6.00%, 12/01/21		2	1,881

			383,534

Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
4.125% (LIBOR 6 Month + 1.38%), 1/01/37 (c)		2	2,143

Total Mortgage Pass-Throughs (cost $2,305,614)			2,325,177

SHORT-TERM INVESTMENTS - 2.3%
Governments - Treasuries - 2.3%
Japan - 2.3%
Japan Treasury Discount Bill
Series 822
Zero Coupon, 7/01/19 (cost $5,910,972)	JPY	650,000	6,028,846

Total Investments - 99.3% (cost $253,723,036) (h)			255,842,997
Other assets less liabilities - 0.7%			1,786,776

Net Assets - 100.0%			$257,629,773

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	307	September 2019	$66,060,164	$429,488
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	13	September 2019	1,663,594	(41,737)

				$387,751

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	651,069	USD	5,973	7/29/19	$(78,525)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at June 30, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.33%	USD	87	$(895)	$1,072	$(1,967)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	147	4,804	11,891	(7,087)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	295	9,642	22,469	(12,827)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	295	9,642	21,704	(12,062)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	363	11,864	25,805	(13,941)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	119	3,889	8,231	(4,342)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	118	3,857	8,162	(4,305)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.62	USD	113	3,693	7,991	(4,298)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	1,564	(16,083)	19,142	(35,225)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.33	USD	1,048	(10,777)	13,829	(24,606)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	147	(14,685)	(22,817)	8,132
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	24	(2,398)	(3,909)	1,511
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	147	(14,698)	(17,016)	2,318
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	295	(29,495)	(33,393)	3,898

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at June 30, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	118	$(11,799)	$(15,138)	$3,339
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	99	(9,898)	(12,700)	2,802
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	165	(16,497)	(21,167)	4,670
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	117	(11,699)	(15,504)	3,805
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	23	(2,300)	(2,995)	695
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	376	(37,625)	(45,844)	8,219
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	113	(11,308)	(13,778)	2,470
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	750	(74,925)	(93,171)	18,246
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	504	(50,350)	(32,966)	(17,384)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	860	(85,914)	(60,119)	(25,795)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	209	(20,879)	(12,585)	(8,294)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	607	(60,639)	(49,770)	(10,869)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	132	(13,187)	(10,823)	(2,364)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	168	(16,784)	(14,068)	(2,716)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	330	(32,967)	(31,834)	(1,133)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	800	1,307	(15,823)	17,130

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at June 30, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.63%	USD	445	$(44,455)	$(32,279)	$(12,176)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	499	(49,850)	(41,500)	(8,350)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	160	(15,984)	(24,868)	8,884
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	133	(13,286)	(21,979)	8,693
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	186	(18,581)	(31,180)	12,599
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	58	(5,799)	(7,521)	1,722
JP Morgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	40	(3,996)	(5,161)	1,165
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	402	(40,260)	(49,847)	9,587
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.63	USD	139	(13,886)	(17,388)	3,502

						$(703,201)	$(616,847)	$(86,354)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate market value of these securities amounted to $21,967,079 or 8.5% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2019.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	IO - Interest Only.
(f)	Illiquid security.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of June 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
5.162%, 5/27/23	6/07/19	$238,129	$238,520	0.09%

(h)

As of June 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,891,600 and gross unrealized depreciation of investments was $(548,767), resulting in net unrealized appreciation of $2,342,833.

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$140,015,409		$	– 0	–	$140,015,409
Corporates - Investment Grade		– 0	–	35,186,501			– 0	–	35,186,501
Inflation-Linked Securities		– 0	–	23,812,470			– 0	–	23,812,470
Commercial Mortgage-Backed Securities		– 0	–	12,295,487			3,125,072		15,420,559
Asset-Backed Securities		– 0	–	9,733,134			3,333,517		13,066,651
Collateralized Mortgage Obligations		– 0	–	10,224,082			– 0	–	10,224,082
Agencies		– 0	–	9,763,302			– 0	–	9,763,302
Mortgage Pass-Throughs		– 0	–	2,325,177			– 0	–	2,325,177
Short-Term Investments		– 0	–	6,028,846			– 0	–	6,028,846

Total Investments in Securities		– 0	–	249,384,408			6,458,589		255,842,997
Other Financial Instruments (a):
Assets:
Futures		429,488		– 0	–		– 0	–	429,488
Credit Default Swaps		– 0	–	48,698			– 0	–	48,698
Liabilities:
Futures		(41,737)		– 0	–		– 0	–	(41,737)
Forward Currency Exchange Contracts		– 0	–	(78,525)			– 0	–	(78,525)
Credit Default Swaps		– 0	–	(751,899)			– 0	–	(751,899)

Total		$387,751		$248,602,682			$6,458,589		$255,449,022

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Total
Balance as of 9/30/18	$1,389,688		$2,366,871		$3,756,559
Accrued discounts/(premiums)	(1,184)		1		(1,183)
Realized gain (loss)	– 0	–	(109)		(109)
Change in unrealized appreciation/depreciation	24,707		25,397		50,104
Purchases/Payups	1,711,861		2,036,592		3,748,453
Sales/Paydowns	– 0	–	(1,095,235)		(1,095,235)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/19	$3,125,072		$3,333,517		$6,458,589

Net change in unrealized appreciation/depreciation from investments held as of 6/30/19	$24,707		$24,611		$49,318

As of June 30, 2019, all Level 3 securities were priced by third party vendors.